Financial risk management - Summary of Warrant Liabilities Increase or Decrease Share Price Other variables (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Financial Risk Management [Line Items]
Percentage of increase and decrease in share price	10.00%		10.00%
Warrant liability	$ 14,172		$ 5,724	$ 4,647
Derivative financial liabilities	2,218		10,262
Share price increase by 10% (2025: 10%) - Warrant liability	(1,853)		(767)
Share price decrease by 10% (2025: 10%) - Warrant liability	1,821		751
Share price increase by 10% (2025: 10%) - Financial derivative liability	1,342		873
Share price decrease by 10% (2025: 10%) - Financial derivative liability	$ (1,815)		$ (925)
AUD | Interest Rate Risk
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rate increase or decrease	10.00%	10.00%	10.00%